Income taxes (Details) - Schedule of net operating losses and tax credit carryforwards $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of net operating losses and tax credit carryforwards [Abstract]
Net operating losses, federal (Post December 31, 2017), Amount	$ 8,855
Net operating losses, federal (Post December 31, 2017), Expiration years	Do not expire
Net operating losses, federal (Pre January 1, 2018), Amount	$ 404
Net operating losses, federal (Pre January 1, 2018), Expiration years	2032 – 2040
Net operating losses, state, Amount	$ 7,140
Net operating losses, state, Expiration years	2032 – 2040
Tax credits, federal, Amount	$ 115
Tax credits, federal, Expiration years	2040